UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: January 31, 2013

Date of reporting period: April 30, 2012

Item 1.	Schedule of Investments

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

Description	Face Amount (000)	Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.1%
FFCB
0.500%, 05/02/12 (A)	$25,000	$25,000
0.300%, 02/11/13 (A)	50,000	50,048
0.246%, 03/06/13 (A)	20,000	20,005
FHLB
0.225%, 06/01/12	25,000	25,000
0.350%, 08/10/12	2,500	2,500
FHLMC
0.090%, 05/17/12 (B)	65,000	64,997
0.110%, 05/29/12 (B)	40,000	39,997
FNMA
0.110%, 05/23/12 (B)	27,000	26,998
0.256%, 03/14/13 (A)	15,000	15,004

Total U.S. Government Agency Obligations (Cost $269,549 (000))		269,549

U.S. TREASURY OBLIGATION — 15.4%
U.S. Treasury Bill
0.021%, 05/17/12 (B)	90,000	89,999

Total U.S. Treasury Obligation (Cost $89,999 (000))		89,999

REPURCHASE AGREEMENTS (C) — 38.5%
Deutsche Bank Securities 0.200%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $90,032,172 (collateralized by U.S. Government obligation, par value $91,849,000, 0.000%, 07/30/12, with a total market value of $91,832,467)	90,031	90,031
South Street Securities 0.200%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $135,000,750 (collateralized by various U.S. Government obligations, ranging in par values $5,131,754 to $70,120,668, 3.044% to 6.500%, 04/01/38 to 11/01/40, with a total market value of $137,700,001)	135,000	135,000

Total Repurchase Agreements (Cost $225,031 (000))		225,031

Total Investments — 100.0% (Cost $584,579 (000)) †		$584,579

Percentages are based on net assets of $584,567 (000).

(A)	Variable Rate Security – The rate reported is the rate in effect at April 30, 2012.

(B)	Discount Note – The rate reported is the effective yield at time of purchase.

(C)	Tri-party Repurchase Agreements.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2012, all of the Fund’s investments were Level 2 in accordance with ASC 820.

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-007-0800

1

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON CORE BOND FUND (FORMERLY HANCOCK HORIZON STRATEGIC INCOME BOND FUND)

Description	Face Amount (000)	Value (000)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 34.7%
FHLMC
7.000%, 12/01/14	$1	$1
7.000%, 04/01/15	2	2
5.500%, 08/01/21	275	298
5.500%, 10/01/36	464	507
5.000%, 01/01/13	144	147
5.000%, 10/01/16	187	200
5.000%, 04/01/22	373	404
5.000%, 04/01/23	214	230
4.500%, 05/01/24	605	647
3.500%, 05/15/25	8,965	9,411
3.000%, 12/01/26	5,818	6,081
FNMA
7.500%, 12/01/30	10	11
6.500%, 01/01/32	70	80
6.000%, 08/01/35	605	674
6.000%, 05/01/36	394	437
6.000%, 07/01/36	211	234
5.500%, 06/01/25	662	730
5.500%, 10/01/34	229	252
5.500%, 01/01/36	348	381
5.500%, 02/01/36	358	392
5.500%, 04/01/36	326	357
5.000%, 10/01/18	144	157
5.000%, 12/01/18	175	190
5.000%, 11/01/21	285	310
5.000%, 05/01/38	985	1,070
4.500%, 07/01/18	254	274
4.500%, 07/01/24	1,132	1,216
4.000%, 04/01/31	2,706	2,900
4.000%, 09/01/31	4,587	4,915
3.500%, 09/01/25	3,016	3,186
3.500%, 06/01/26	3,492	3,688
3.500%, 12/01/31	4,850	5,098
3.500%, 02/01/32	5,933	6,236
3.500%, 12/01/41	4,864	5,056
3.000%, 10/01/21	892	940
2.500%, 04/25/31	4,975	5,074
2.000%, 06/25/30	5,356	5,390
GNMA
7.500%, 08/15/12	—	—
7.500%, 09/15/13	—	—
7.500%, 12/20/29	2	2
6.500%, 09/15/13	3	3
6.500%, 03/15/31	13	15
6.500%, 07/15/31	323	378
6.000%, 05/15/28	1	1
6.000%, 09/15/34	213	241
6.000%, 11/15/34	82	93
6.000%, 12/15/34	112	127
5.500%, 01/15/36	846	946
5.500%, 04/15/36	437	489
5.000%, 09/15/17	84	91
5.000%, 12/15/17	148	162
5.000%, 10/15/18	14	16
5.000%, 11/15/18	8	9
5.000%, 01/15/19	287	316
5.000%, 03/15/33	14	16
5.000%, 04/15/33	10	11
5.000%, 06/15/33	44	48
5.000%, 04/15/38	1,252	1,388

Description	Face Amount (000)	Value (000)

GNMA — (continued)
4.500%, 02/15/20	$415	$453

Total U.S. Government Mortgage-Backed Obligations (Cost $69,954 (000))		71,981

CORPORATE BONDS — 20.8%

Aerospace & Defense — 1.4%
Honeywell International
5.300%, 03/01/18	1,400	1,682
United Technologies
4.500%, 04/15/20	1,000	1,158

Total Aerospace & Defense		2,840

Agriculture — 1.0%
Cargill (A)
4.375%, 06/01/13	2,000	2,073

Total Agriculture		2,073

Banks — 1.9%
Citigroup
5.300%, 01/07/16	1,000	1,066
Wells Fargo (B)
0.666%, 10/28/15	3,000	2,941

Total Banks		4,007

Building & Construction — 0.7%
CRH America
8.125%, 07/15/18	1,300	1,544

Total Building & Construction		1,544

Chemicals — 1.0%
Dow Chemical
6.000%, 10/01/12	1,000	1,021
4.250%, 11/15/20	1,000	1,061

Total Chemicals		2,082

Coatings/Paint — 0.3%
Sherwin-Williams
3.125%, 12/15/14	500	529

Total Coatings/Paint		529

Electrical Utilities — 0.5%
Northeast Utilities
5.650%, 06/01/13	1,000	1,050

Total Electrical Utilities		1,050

Entertainment — 2.7%
DIRECTV Holdings (A)
5.200%, 03/15/20	1,500	1,667
Viacom
5.625%, 09/15/19	1,500	1,766
3.875%, 12/15/21	1,000	1,048
Walt Disney MTN
4.500%, 12/15/13	1,000	1,063

Total Entertainment		5,544

2

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON CORE BOND FUND (FORMERLY HANCOCK HORIZON STRATEGIC INCOME BOND FUND)

Description	Face Amount (000)	Value (000)

Financial Services — 3.2%
American Honda Finance (A)
3.500%, 03/16/15	$500	$528
Goldman Sachs Group
6.000%, 06/15/20	2,000	2,140
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,434
Morgan Stanley MTN
5.550%, 04/27/17	970	987
New York Life Global Funding (A)
4.600%, 04/15/13	1,600	1,658

Total Financial Services		6,747

Food, Beverage & Tobacco — 0.6%
Coca-Cola (A)
3.300%, 09/01/21	1,000	1,058
PepsiCo
3.100%, 01/15/15	250	265

Total Food, Beverage & Tobacco		1,323

Household Products — 1.2%
Procter & Gamble
1.375%, 08/01/12	2,500	2,505

Total Household Products		2,505

Industrials — 0.5%
Praxair
2.125%, 06/14/13	1,100	1,117

Total Industrials		1,117

Medical Products & Services — 1.1%
Humana
7.200%, 06/15/18	1,425	1,721
Medco Health Solutions
7.250%, 08/15/13	500	541

Total Medical Products & Services		2,262

Oil Exploration & Production — 0.4%
Anadarko Petroleum
5.000%, 10/01/12	850	862

Total Oil Exploration & Production		862

Retail — 0.9%
Target
5.375%, 05/01/17	1,000	1,189
Yum! Brands
6.250%, 04/15/16	500	580

Total Retail		1,769

Telephones & Telecommunication — 1.9%
AT&T
5.800%, 02/15/19	2,800	3,366
GTE
6.840%, 04/15/18	445	549

Total Telephones & Telecommunication		3,915

Description	Face Amount (000)	Value (000)

Transportation Services — 1.5%
CSX
3.700%, 10/30/20	$2,000	$2,110
United Parcel Service
3.875%, 04/01/14	1,000	1,062

Total Transportation Services		3,172

Total Corporate Bonds (Cost $40,677 (000))		43,341

MUNICIPAL BONDS — 19.5%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,163
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	1,985
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,188
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,152
City of Austin Texas, RB
5.086%, 11/15/25	500	554
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,654
City of Dallas Texas, GO
4.660%, 02/15/24	1,000	1,103
City of Dallas, Texas, GO
4.589%, 02/15/21	1,000	1,160
4.489%, 02/15/20	500	579
4.389%, 02/15/19	500	577
City of Lafayette, Louisiana, Ser A, RB, AGM
7.230%, 03/01/34	1,000	1,060
City of New York, New York, Sub-Ser G-2, GO
3.500%, 03/01/16	1,500	1,639
Clark County School District Finance, RB
5.200%, 06/01/26	2,000	2,194
County of Cumberland North Carolina, RB
6.100%, 11/01/25	1,000	1,149
County of Guilford, North Carolina, GO
4.641%, 08/01/22	1,000	1,174
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,214
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,107
East Baton Rouge, Louisiana, Sewerage Commission, RB
3.543%, 02/01/16	1,000	1,058
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,162
5.391%, 07/01/20	400	463

3

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON CORE BOND FUND (FORMERLY HANCOCK HORIZON STRATEGIC INCOME BOND FUND)

Description	Face Amount/ Shares (000)	Value (000)

MUNICIPAL BONDS — (CONTINUED)
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	$1,500	$1,715
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,149
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO
5.250%, 09/01/26	1,830	2,043
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, AGM
6.080%, 12/15/25	2,500	2,910
Macomb Interceptor Drain District, Michigan, GO
4.250%, 05/01/21	1,500	1,632
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,116
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,739
Rollins College, RB, AGM
5.750%, 12/01/20	1,500	1,713
State of California, GO
5.250%, 08/01/38	1,000	1,081
State of Rhode Island, GO
4.663%, 04/01/21	1,000	1,143

Total Municipal Bonds (Cost $36,539 (000))		40,576

EXCHANGE TRADED FUNDS — 9.8%
iShares iBoxx High Yield Fund	94,750	8,641
iShares iBoxx Investment Grade Corporate Bond Fund	100,685	11,728

Total Exchange Traded Funds (Cost $18,238 (000))		20,369

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.9%
FFCB
5.540%, 11/07/16	1,500	1,805
4.450%, 06/01/15	2,500	2,790
FHLB
5.000%, 12/09/16	1,000	1,185
2.750%, 03/13/15	1,750	1,862
FHLMC
5.250%, 04/18/16	1,000	1,175
FNMA
5.000%, 02/13/17	500	592
1.000%, 09/21/15	5,000	5,010

Total U.S. Government Agency Obligations (Cost $13,327 (000))		14,419

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Note
2.000%, 11/15/21	3,000	3,033

Description	Face Amount/ Shares (000)	Value (000)

U.S. Treasury Note — (Continued)
0.250%, 01/31/14	$6,000	$6,000

Total U.S. Treasury Obligations (Cost $9,048 (000))		9,033

CASH EQUIVALENT (C) (D) — 3.6%
Hancock Horizon Government Money Market Fund, Institutional Class Shares, 0.010%	7,575,314	7,575

Total Cash Equivalent (Cost $7,575 (000))		7,575

Total Investments — 99.7% (Cost $195,358 (000)) †		$207,294

Percentages are based on net assets of $207,804 (000).

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2012, the value of these securities amounted to $6,984 (000s), representing 3.4% of the net assets.

(B)	Variable Rate Security — The rate reported is the rate in effect at April 30, 2012.

(C)	The rate reported is the 7-day effective yield as of April 30, 2012.

(D)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2012 were as follows:

Balance of Shares Held as of 4/30/2012	Value of Shares Held as of 4/30/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
7,575,314	$7,575	$—	$—

AGM — Assured Guaranty Municipal

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

† At April 30, 2012, the tax basis cost of the Fund’s investments was $195,358 (000), and the unrealized appreciation and depreciation were $11,984 (000) and $(48) (000), respectively.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Mortgage-Backed Obligations	$—	$71,981	$—	$71,981
Corporate Bonds	—	43,341	—	43,341
Exchange Traded Funds	20,369	—	—	20,369
U.S. Government Agency Obligations	—	14,419	—	14,419
U.S. Treasury Obligations	—	9,033	—	9,033
Municipal Bonds	—	40,576	—	40,576
Cash Equivalent	7,575	—	—	7,575

Total Investments in Securities	$27,944	$179,350	$—	$207,294

4

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON CORE BOND FUND (FORMERLY HANCOCK HORIZON STRATEGIC INCOME BOND FUND)

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-006-0800

5

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

COMMON STOCK — 99.2%

Aerospace & Defense — 2.6%
Northrop Grumman	30,000	$1,898
Raytheon	46,000	2,491

Total Aerospace & Defense		4,389

Automotive — 1.4%
Ford Motor	210,000	2,369

Total Automotive		2,369

Banks — 13.7%
BB&T	83,000	2,659
Capital One Financial	45,000	2,497
East West Bancorp	108,000	2,459
Fifth Third Bancorp	179,000	2,547
JPMorgan Chase	59,000	2,536
Morgan Stanley	133,000	2,298
PNC Financial Services Group	41,000	2,719
US Bancorp	85,000	2,735
Wells Fargo	74,000	2,474

Total Banks		22,924

Cable/Media — 3.1%
AMC Networks, Cl A *	59,000	2,507
CBS, Cl B	80,000	2,668

Total Cable/Media		5,175

Chemicals — 3.1%
Cabot	52,000	2,243
Eastman Chemical	54,000	2,914

Total Chemicals		5,157

Computers & Services — 2.5%
Dell *	133,000	2,177
EMC *	68,000	1,919

Total Computers & Services		4,096

Electrical Utilities — 2.7%
Consolidated Edison	42,000	2,497
Entergy	30,000	1,967

Total Electrical Utilities		4,464

Electronic Components & Equipment — 2.8%
Arrow Electronics *	53,000	2,229
Avnet *	67,000	2,417

Total Electronic Components & Equipment		4,646

Engineering Services — 2.9%
KBR	72,000	2,438
URS	60,000	2,478

Total Engineering Services		4,916

Entertainment — 1.3%
Walt Disney	52,000	2,242

Total Entertainment		2,242

Financial Services — 4.3%
Ameriprise Financial	44,000	2,385
Discover Financial Services	79,000	2,678

Description	Shares	Value (000)

Financial Services — (continued)
NASDAQ OMX Group	87,000	$2,138

Total Financial Services		7,201

Food, Beverage & Tobacco — 4.6%
Beam	45,000	2,555
Coca-Cola Enterprises	87,000	2,620
Lorillard	19,000	2,571

Total Food, Beverage & Tobacco		7,746

Gas Utilities — 1.6%
Sempra Energy	42,000	2,719

Total Gas Utilities		2,719

Household Products — 1.2%
Energizer Holdings *	28,000	1,997

Total Household Products		1,997

Industrials — 1.6%
Carlisle	49,000	2,698

Total Industrials		2,698

Information Technology — 3.0%
Accenture, Cl A	39,000	2,533
CA	91,000	2,404

Total Information Technology		4,937

Insurance — 12.0%
ACE	34,000	2,583
American Financial Group	64,000	2,491
Assurant	54,000	2,178
Chubb	36,000	2,630
Everest Re Group	27,000	2,676
Prudential Financial	42,000	2,543
Torchmark	51,000	2,484
WR Berkley	67,000	2,523

Total Insurance		20,108

Leasing & Renting — 1.4%
Rent-A-Center, Cl A	66,000	2,258

Total Leasing & Renting		2,258

Machinery — 3.9%
AGCO *	46,000	2,142
Kennametal	39,000	1,647
Timken	49,000	2,769

Total Machinery		6,558

Managed Health Care — 1.8%
UnitedHealth Group	55,000	3,088

Total Managed Health Care		3,088

Manufacturing — 1.4%
Kraft Foods, Cl A	58,000	2,313

Total Manufacturing		2,313

Medical Products & Services — 2.8%
Humana	27,000	2,179

6

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

Medical Products & Services — (continued)
Omnicare	73,000	$2,543

Total Medical Products & Services		4,722

Metals & Mining — 1.4%
Reliance Steel & Aluminum	42,000	2,347

Total Metals & Mining		2,347

Office Electronics — 0.6%
Xerox	132,000	1,027

Total Office Electronics		1,027

Paper & Paper Products — 1.7%
International Paper	86,000	2,865

Total Paper & Paper Products		2,865

Petroleum & Fuel Products — 5.5%
Apache	21,000	2,015
Chevron	26,000	2,771
Marathon Oil	81,000	2,376
Occidental Petroleum	23,000	2,098

Total Petroleum & Fuel Products		9,260

Petroleum Refining — 2.6%
Hess	39,000	2,033
Marathon Petroleum	57,000	2,372

Total Petroleum Refining		4,405

Pharmaceuticals — 3.2%
McKesson	29,000	2,651
Pfizer	115,000	2,637

Total Pharmaceuticals		5,288

Retail — 3.3%
Foot Locker	99,000	3,029
Macy’s	62,000	2,543

Total Retail		5,572

Semi-Conductors & Instruments — 2.5%
Jabil Circuit	77,000	1,805
Kla-Tencor	45,000	2,347

Total Semi-Conductors & Instruments		4,152

Telephones & Telecommunication — 2.7%
AT&T	74,000	2,435
CenturyLink	52,000	2,005

Total Telephones & Telecommunication		4,440

Total Common Stock (Cost $146,796 (000))		166,079

CASH EQUIVALENT (A) (B) — 0.9%
Hancock Horizon Government Money Market Fund, Institutional Class Shares, 0.010%	1,571,820	1,572
Total Cash Equivalent (Cost $1,572 (000))		1,572

Total Investments — 100.1% (Cost $148,368 (000)) †		$167,651

Percentages are based on net assets of $167,106 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2012.

(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2012 were as follows:

Balance of Shares Held as of 4/30/2012	Value of Shares Held as of 4/30/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
1,571,820	$1,572	$—	$—

Cl — Class

Amounts designated as “—” are either $0 or have been rounded to $0.

† At April 30, 2012, the tax basis cost of the Fund’s investments was $148,368 (000), and the unrealized appreciation and depreciation were $21,922 (000) and $(2,639) (000), respectively.

As of April 30, 2012, all of the Fund’s investments were Level 1 in accordance with ASC 820.

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-001-0800

7

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)

COMMON STOCK — 97.0%

Aerospace & Defense — 2.6%
Triumph Group	26,000	$1,633
United Technologies	17,000	1,388

Total Aerospace & Defense		3,021

Agriculture — 1.5%
CF Industries Holdings	9,000	1,738

Total Agriculture		1,738

Automotive — 0.8%
BorgWarner *	12,000	948

Total Automotive		948

Broadcasting, Newspapers and Advertising —1.5%
Discovery Communications, Cl A *	31,000	1,687

Total Broadcasting, Newspapers and Advertising		1,687

Cable/Media — 2.1%
Comcast, Cl A	39,000	1,183
DIRECTV, Cl A *	25,000	1,232

Total Cable/Media		2,415

Chemicals — 2.7%
Albemarle	26,000	1,698
EI Du Pont de Nemours	27,000	1,443

Total Chemicals		3,141

Computers & Services — 8.8%
Alliance Data Systems *	16,000	2,056
Apple *	3,000	1,753
International Business Machines	10,000	2,071
QUALCOMM	27,000	1,724
SanDisk *	28,000	1,036
Western Digital *	39,000	1,513

Total Computers & Services		10,153

Consumer Products — 1.6%
Nike, Cl B	16,000	1,790

Total Consumer Products		1,790

Containers & Packaging — 1.2%
Ball	34,000	1,420

Total Containers & Packaging		1,420

Data Processing & Outsourced Services — 2.7%
Dun & Bradstreet	19,000	1,478
Equifax	35,000	1,604

Total Data Processing & Outsourced Services		3,082

Entertainment — 1.2%
Viacom, Cl B	31,000	1,438

Total Entertainment		1,438

Financial Services — 4.0%
American Express	26,000	1,566
BlackRock	9,000	1,724

Description	Shares	Value (000)

Financial Services — (continued)
Moody’s	32,000	$1,310

Total Financial Services		4,600

Food, Beverage & Tobacco — 7.2%
Corn Products International	29,000	1,654
Dr Pepper Snapple Group	41,000	1,664
Hubbell, Cl B	23,000	1,846
Philip Morris International	12,000	1,074
Whole Foods Market	25,000	2,077

Total Food, Beverage & Tobacco		8,315

Home Improvement Retail — 1.6%
Home Depot	36,000	1,864

Total Home Improvement Retail		1,864

Industrials — 1.5%
Cummins	15,000	1,737

Total Industrials		1,737

Machinery — 2.5%
Dover	23,000	1,441
Parker Hannifin	16,000	1,403

Total Machinery		2,844

Managed Health Care — 2.6%
Aetna	32,000	1,409
Cigna	34,000	1,572

Total Managed Health Care		2,981

Medical Products & Services — 10.5%
Amgen	23,000	1,636
Celgene *	12,000	875
Covidien	31,000	1,712
DaVita *	18,000	1,594
Hologic *	76,000	1,453
Laboratory Corp of America Holdings *	17,000	1,494
Mednax *	21,000	1,475
ResMed *	54,000	1,837

Total Medical Products & Services		12,076

Metals & Mining — 0.9%
Cliffs Natural Resources	16,000	996

Total Metals & Mining		996

Petroleum & Fuel Products — 6.2%
National Oilwell Varco	24,000	1,818
Oceaneering International	36,000	1,859
Oil States International *	21,000	1,671
Pioneer Natural Resources	15,000	1,737

Total Petroleum & Fuel Products		7,085

Pharmaceuticals — 3.0%
Abbott Laboratories	18,000	1,117
Eli Lilly	25,000	1,035
Watson Pharmaceuticals *	17,000	1,281

Total Pharmaceuticals		3,433

8

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)

Real Estate Investment Trust — 1.1%
Simon Property Group	8,000	$1,245

Total Real Estate Investment Trust		1,245

Retail — 17.7%
Bed Bath & Beyond *	18,000	1,267
Big Lots *	23,000	843
Coach	21,000	1,536
Dollar Tree *	21,000	2,135
Panera Bread, Cl A *	10,000	1,579
Ralph Lauren, Cl A	15,000	2,584
Ross Stores	34,000	2,094
Starbucks	32,000	1,836
TJX	64,000	2,670
Under Armour, Cl A *	18,000	1,763
WW Grainger	10,000	2,078

Total Retail		20,385

Semi-Conductors & Instruments — 1.8%
Intel	71,000	2,016

Total Semi-Conductors & Instruments		2,016

Systems Software — 1.1%
Symantec *	76,000	1,256

Total Systems Software		1,256

Telecommunication Services — 4.0%
eBay *	41,000	1,683
Google, Cl A *	2,000	1,211
NeuStar, Cl A *	46,000	1,672

Total Telecommunication Services		4,566

Transportation Services — 1.8%
Union Pacific	18,000	2,024

Total Transportation Services		2,024

Utilities — 1.5%
Ametek	34,000	1,711

Total Utilities		1,711

Waste Disposal — 1.4%
Clean Harbors *	24,000	1,638

Total Waste Disposal		1,638

Total Common Stock (Cost $88,994 (000))		111,605

CASH EQUIVALENT (A) (B)— 3.2%
Hancock Horizon Government Money Market Fund, Institutional Class Shares, 0.010%	3,770,798	3,771

Total Cash Equivalent (Cost $3,771 (000))		3,771

Total Investments — 100.2% (Cost $92,765 (000)) †		$115,376

Percentages are based on net assets of $115,112 (000).

*	Non-income producing security

(A)	The rate reported is the 7-day effective yield as of April 30, 2012.
(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2012 were as follows:

Balance of Shares Held as of 4/30/2012	Value of Shares Held as of 4/30/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
3,770,798	$3,771	$—	$—

Cl — Class

Amounts designated as “—” are either $0 or have been rounded to $0.

† At April 30, 2012, the tax basis cost of the Fund’s investments was $92,765 (000), and the unrealized appreciation and depreciation were $23,913 (000) and $(1,302) (000), respectively.

As of April 30, 2012, all of the Fund’s investments were Level 1 in accordance with ASC 820.

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-004-0800

9

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

COMMON STOCK — 96.0%

Aerospace & Defense — 1.5%
HEICO	43,750	$1,764

Total Aerospace & Defense		1,764

Apparel & Textiles — 1.6%
Oxford Industries	40,000	1,920

Total Apparel & Textiles		1,920

Banks — 8.0%
First Financial Bankshares	57,000	1,929
International Bancshares	90,000	1,776
MidSouth Bancorp	11,116	157
Prosperity Bancshares	40,000	1,866
Southside Bancshares	94,500	1,928
Teche Holding	5,000	186
Trustmark	70,000	1,781

Total Banks		9,623

Chemicals — 2.1%
TPC Group *	60,000	2,519

Total Chemicals		2,519

Commercial Services — 1.5%
Team *	60,000	1,778

Total Commercial Services		1,778

Computer Software — 1.7%
Manhattan Associates *	40,000	2,006

Total Computer Software		2,006

Computers & Services — 1.1%
Adtran	45,000	1,373

Total Computers & Services		1,373

Correctional Institutions — 1.5%
Geo Group *	90,000	1,864

Total Correctional Institutions		1,864

Electrical Utilities — 2.7%
Cleco	35,000	1,428
El Paso Electric	60,000	1,838

Total Electrical Utilities		3,266

Electronic Components & Equipment — 1.3%
Tech Data *	30,000	1,614

Total Electronic Components & Equipment		1,614

Engineering Services — 1.3%
MasTec *	90,000	1,565

Total Engineering Services		1,565

Financial Services — 1.8%
Ezcorp, Cl A *	60,000	1,607
Invesco Mortgage Capital	30,000	529

Total Financial Services		2,136

Food, Beverage & Tobacco — 5.3%
Cal-Maine Foods	50,000	1,802

Description	Shares	Value (000)

Food, Beverage & Tobacco — (continued)
Flowers Foods	49,500	$1,062
National Beverage *	115,000	1,709
Sanderson Farms	35,000	1,806

Total Food, Beverage & Tobacco		6,379

Household Products — 1.3%
Tupperware Brands	25,000	1,557

Total Household Products		1,557

Insurance — 4.8%
Amerisafe *	80,000	2,138
Infinity Property & Casualty	35,000	1,869
ProAssurance	20,000	1,762

Total Insurance		5,769

Leasing & Renting — 1.1%
Aaron’s	50,000	1,358

Total Leasing & Renting		1,358

Machinery — 3.2%
Alamo Group	70,000	2,358
Sun Hydraulics	60,000	1,502

Total Machinery		3,860

Manufacturing — 1.7%
AZZ	40,000	2,068

Total Manufacturing		2,068

Medical Products & Services — 6.4%
ArthroCare *	70,000	1,747
Computer Programs & Systems	37,000	2,205
US Physical Therapy	90,000	2,194
WellCare Health Plans *	25,000	1,530

Total Medical Products & Services		7,676

Paper & Paper Products — 4.4%
Neenah Paper	70,000	1,999
Rock-Tenn, Cl A	20,000	1,247
Schweitzer-Mauduit International	30,000	2,034

Total Paper & Paper Products		5,280

Petroleum & Fuel Products — 13.0%
Approach Resources *	55,000	1,973
Basic Energy Services *	110,000	1,584
CARBO Ceramics	9,000	757
Comstock Resources *	110,000	1,933
Gulf Island Fabrication	60,000	1,681
Hornbeck Offshore Services *	50,000	2,081
SEACOR Holdings *	15,000	1,394
Stone Energy *	70,000	1,964
Superior Energy Services *	35,000	942
W&T Offshore	70,000	1,384

Total Petroleum & Fuel Products		15,693

Petroleum Refining — 1.7%
Western Refining	110,000	2,096

Total Petroleum Refining		2,096

10

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Printing & Publishing — 1.6%
Ennis	120,000	$1,891

Total Printing & Publishing		1,891

Real Estate Investment Trust — 1.7%
EastGroup Properties	40,000	2,012

Total Real Estate Investment Trust		2,012

Retail — 16.6%
AFC Enterprises *	120,000	2,050
Brinker International	60,000	1,888
Carter’s *	37,000	2,009
Francesca’s Holdings *	70,000	2,195
Hibbett Sports *	38,000	2,269
Men’s Wearhouse	50,000	1,852
Pier 1 Imports	110,000	1,890
Pool	55,000	2,030
Sally Beauty Holdings *	65,000	1,729
Susser Holdings *	80,000	2,135

Total Retail		20,047

Telecommunication Services — 1.3%
EarthLink	200,000	1,624

Total Telecommunication Services		1,624

Transportation Services — 5.6%
International Shipholding	90,000	1,904
Kirby *	18,000	1,195
Landstar System	28,000	1,500
RailAmerica *	95,000	2,202

Total Transportation Services		6,801

Total Common Stock (Cost $90,991 (000))		115,539

CASH EQUIVALENT (A) (B)— 4.0%
Hancock Horizon Government Money Market Fund, Institutional Class Shares, 0.010%	4,850,919	4,851

Total Cash Equivalent (Cost $4,851 (000))		4,851

Total Investments — 100.0% (Cost $95,842 (000)) †		$120,390

Percentages are based on net assets of $120,407 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2012.

(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2012 were as follows:

Balance of Shares Held as of 4/30/2012	Value of Shares Held as of 4/30/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
4,850,919	$4,851	$—	$—

Cl — Class

Amounts designated as “—” are either $0 or have been rounded to $0.

† At April 30, 2012, the tax basis cost of the Fund’s investments was $95,842 (000), and the unrealized appreciation and depreciation were $26,953 (000) and $(2,405) (000), respectively.

As of April 30, 2012, all of the Fund’s investments were Level 1 in accordance with ASC 820.

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-0800

11

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

COMMON STOCK — 96.7%

Aerospace & Defense — 1.6%
Lockheed Martin (1)	4,730	$428
Triumph Group (1)	6,920	435

Total Aerospace & Defense		863

Agriculture — 0.9%
CF Industries Holdings (1)	2,500	483

Total Agriculture		483

Airlines — 0.8%
Alaska Air Group *, (1)	12,240	414

Total Airlines		414

Automotive — 1.0%
Sonic Automotive, Cl A	19,820	333
Thor Industries	6,000	203

Total Automotive		536

Banks — 6.0%
Capital One Financial	8,050	447
Commerce Bancshares	9,190	368
Community Bank System	12,590	354
East West Bancorp	9,000	205
Huntington Bancshares	55,050	368
International Bancshares	23,000	454
JPMorgan Chase	11,000	473
KeyCorp	21,170	170
S&T Bancorp	8,470	158
TrustCo Bank NY	31,760	174

Total Banks		3,171

Beauty Products — 0.9%
Estee Lauder, Cl A	7,620	498

Total Beauty Products		498

Cable/Media — 1.0%
CBS, Cl B, (1)	15,880	530

Total Cable/Media		530

Casinos & Gaming — 1.0%
Multimedia Games Holding *	25,090	285
Wynn Resorts	1,900	253

Total Casinos & Gaming		538

Chemicals — 1.9%
Ashland (1)	7,490	493
Cytec Industries	7,900	502

Total Chemicals		995

Computer & Services — 0.7%
Insight Enterprises *	17,360	352

Total Computer & Services		352

Computer Software — 1.9%
Fair Isaac	14,660	629
Netscout Systems *	17,590	364

Total Computer Software		993

Description	Shares	Value (000)

Computers & Services — 8.8%
Alliance Data Systems *	4,040	$519
Cisco Systems (1)	23,770	479
Comtech Telecommunications	10,850	335
Dell *	25,750	422
Fiserv *	7,080	498
International Business Machines (1)	2,540	526
Motorola Solutions	8,890	454
NETGEAR *	12,100	466
QUALCOMM	6,300	402
Total System Services	22,500	529

Total Computers & Services		4,630

Consulting Services — 0.7%
Towers Watson, Cl A	5,350	350

Total Consulting Services		350

Consumer Electronics — 0.7%
Harman International Industries	7,200	357

Total Consumer Electronics		357

Drug Retail — 2.4%
AmerisourceBergen, Cl A	9,950	370
CVS Caremark (1)	9,554	426
Omnicare	14,000	488

Total Drug Retail		1,284

Electrical Utilities — 1.0%
Cleco	12,200	498

Total Electrical Utilities		498

Electronic Components & Equipment — 3.2%
Arrow Electronics *	10,860	457
Avnet *	10,500	379
Itron *	11,400	465
Tech Data *	7,160	385

Total Electronic Components & Equipment		1,686

Engineering Services — 0.7%
URS	9,460	391

Total Engineering Services		391

Financial Services — 1.0%
Discover Financial Services (1)	15,460	524

Total Financial Services		524

Food, Beverage & Tobacco — 1.4%
Cal-Maine Foods	10,590	382
Kroger (1)	15,250	355

Total Food, Beverage & Tobacco		737

Home Furnishings — 0.7%
La-Z-Boy, Cl Z *	24,290	366

Total Home Furnishings		366

Household Products — 0.8%
Whirlpool	6,700	429

Total Household Products		429

12

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Industrials — 2.6%
Cummins	4,200	$486
Textron	18,000	480
Tredegar	7,000	121
Tyco International	4,970	279

Total Industrials		1,366

Information Technology — 0.8%
CACI International, Cl A *	6,870	420

Total Information Technology		420

Insurance — 2.6%
American Financial Group (1)	10,380	404
Assurant (1)	9,210	372
Protective Life	15,250	446
StanCorp Financial Group	4,660	179

Total Insurance		1,401

Machinery — 4.1%
AGCO *	9,810	457
Barnes Group	17,320	457
Kennametal	10,270	434
Timken	8,100	458
Watts Water Technologies, Cl A	9,930	365

Total Machinery		2,171

Managed Health Care — 4.8%
Aetna	11,010	485
Coventry Health Care	12,910	387
Health Net *, (1)	12,920	460
Humana (1)	6,090	492
Molina Healthcare *	10,690	274
UnitedHealth Group	8,190	460

Total Managed Health Care		2,558

Manufacturing — 1.6%
Eaton	7,160	345
EnerSys *	14,400	503

Total Manufacturing		848

Medical Products & Services — 2.9%
Amgen (1)	6,630	471
Cambrex *	29,620	192
CONMED	11,950	342
ResMed *	16,000	544

Total Medical Products & Services		1,549

Packaged Foods & Meats — 0.6%
Smithfield Foods *	15,350	322

Total Packaged Foods & Meats		322

Paper & Paper Products — 2.9%
Buckeye Technologies	9,500	308
Domtar (1)	4,760	417
International Paper	12,170	405
KapStone Paper and Packaging *	23,830	430

Total Paper & Paper Products		1,560

Petroleum & Fuel Products — 4.9%
Apache	2,000	192
Chevron (1)	4,264	454

Description	Shares	Value (000)

Petroleum & Fuel Products — (continued)
Helix Energy Solutions Group *	26,670	$544
Helmerich & Payne	7,900	406
Marathon Oil (1)	14,320	420
National Oilwell Varco (1)	7,510	569

Total Petroleum & Fuel Products		2,585

Petroleum Refining — 1.6%
ConocoPhillips (1)	6,050	434
Murphy Oil	7,610	418

Total Petroleum Refining		852

Pharmaceuticals — 4.1%
Abbott Laboratories	6,750	419
Eli Lilly	4,860	201
Merck	12,570	493
Pfizer (1)	22,850	524
ViroPharma *	12,440	271
Watson Pharmaceuticals *	3,680	277

Total Pharmaceuticals		2,185

Retail — 15.1%
Arctic Cat *	10,770	476
Ascena Retail Group *, (1)	23,720	486
Bed Bath & Beyond *	6,560	462
Brinker International (1)	13,550	426
Finish Line, Cl A	19,060	424
Foot Locker (1)	15,460	473
Hot Topic	44,460	436
Macy’s (1)	14,450	593
Movado Group	13,500	383
Papa John’s International *	10,280	414
PetSmart (1)	8,090	471
Polaris Industries	7,300	580
Red Robin Gourmet Burgers *	14,000	499
Ross Stores	5,990	369
Saks *	31,760	348
Sturm Ruger	9,580	547
TJX	14,380	600

Total Retail		7,987

Semi-Conductors & Instruments — 7.1%
ATMI *	18,500	389
Brooks Automation	32,000	376
FEI *	9,600	482
Intel	15,010	426
Jabil Circuit	20,320	477
Kla-Tencor	9,630	502
Kulicke & Soffa Industries *	50,800	665
MKS Instruments	6,800	188
Nanometrics *	17,890	277

Total Semi-Conductors & Instruments		3,782

Telephones & Telecommunication — 0.8%
AT&T	4,550	150
Verizon Communications (1)	7,200	291

Total Telephones & Telecommunication		441

Transportation Services — 1.1%
Con-way	6,400	208

13

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Transportation Services — (continued)
Ryder System (1)	7,790	$380

Total Transportation Services		588

Total Common Stock (Cost $43,480 (000))		51,240

CASH EQUIVALENTS (A) — 10.3%
SEI Daily Income Prime Obligation Fund, Cl A, 0.070%	3,090,028	3,090
AIM Short-Term Investment Money Market, 0.120%	1,274,446	1,274
Federated Prime Obligations Fund, Cl I, 0.170%	1,111,023	1,111

Total Cash Equivalents (Cost $5,475 (000))		5,475

Total Investments — 107.0% (Cost $48,955 (000)) †		$56,715

14

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

SECURITIES SOLD SHORT — (6.7)%

COMMON STOCK — (6.7)%

Automotive — (0.2)%
Johnson Controls	(3,700)	$(118)

Total Automotive		(118)

Banks — (0.2)%
First Niagara Financial Group	(12,300)	(110)

Total Banks		(110)

Chemicals — (0.2)%
Calgon Carbon*	(7,750)	(107)

Total Chemicals		(107)

Computer Software — (0.2)%
Compuware*	(13,150)	(115)

Total Computer Software		(115)

Electrical Utilities — (1.4)%
ALLETE	(2,900)	(119)
Dominion Resources	(2,340)	(122)
IDACORP	(2,920)	(119)
National Fuel Gas	(2,490)	(118)
Pepco Holdings	(6,390)	(121)
Xcel Energy	(4,540)	(123)

Total Electrical Utilities		(722)

Entertainment — (0.2)%
Electronic Arts*	(7,300)	(112)

Total Entertainment		(112)

Gas & Natural Gas — (0.2)%
WGL Holdings	(2,940)	(118)

Total Gas & Natural Gas		(118)

Household Products — (0.2)%
Clorox	(1,730)	(121)

Total Household Products		(121)

Manufacturing — (0.2)%
Ralcorp Holdings*	(1,630)	(119)

Total Manufacturing		(119)

Medical Products & Services — (0.5)%
Edwards Lifesciences*	(1,650)	(137)
Techne	(1,720)	(115)

Total Medical Products & Services		(252)

Metals & Mining — (0.5)%
AK Steel Holding	(15,500)	(115)
Titanium Metals	(8,850)	(131)

Total Metals & Mining		(246)

Office Furniture & Fixtures — (0.2)%
Interface, Cl A	(8,780)	(124)

Total Office Furniture & Fixtures		(124)

Petroleum & Fuel Products — (0.7)%
Dresser-Rand Group*	(2,550)	(124)
Penn Virginia	(26,410)	(136)
Southwestern Energy*	(3,930)	(124)

Total Petroleum & Fuel Products		(384)

Description	Shares	Value (000)

Real Estate Investment Trust — (0.5)%
Medical Properties Trust	(13,020)	$(122)
Potlatch	(3,840)	(120)

Total Real Estate Investment Trust		(242)

Retail — (0.4)%
Skechers U.S.A., Cl A*	(9,490)	(177)

Total Retail		(177)

Semi-Conductors & Instruments — (0.3)%
MEMC Electronic Materials*	(33,160)	(119)

Total Semi-Conductors & Instruments		(119)

Telecommunications Equipment
Tellabs	(29,950)	(113)

Total Telecommunications Equipment		(113)

Travel Services — (0.2)%
Carnival	(3,780)	(123)

Total Travel Services		(123)

Waste Disposal — (0.2)%
Waste Connections	(3,740)	(121)

Total Waste Disposal		(121)

Total Common Stock (Proceeds $(3,522) (000))		(3,543)

Total Securities Sold Short — (6.7)% (Proceeds $(3,522) (000))		$(3,543)

Percentages are based on Net Assets of $52,997 (000).

*	Non-income producing security.

(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(A)	The rate shown is the 7-day effective yield as of April 30, 2012.

Cl — Class

† At April 30, 2012, the tax basis cost of the Fund’s investments, excluding securities sold short, was $48,955 (000), and the unrealized appreciation and depreciation were $8,472 (000) and $(712) (000), respectively.

As of April 30, 2012, all of the Fund’s investments and securities sold short were Level 1 in accordance with ASC 820.

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-0800

15

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

COMMON STOCK — 91.9%

Australia — 2.6%
BHP Billiton ADR	88,400	$6,568

Total Australia		6,568

Austria — 4.7%
Conwert Immobilien Invest	250,700	2,986
Erste Group Bank	128,500	2,958
Schoeller-Bleckmann Oilfield Equipment	67,830	6,035

Total Austria		11,979

Bermuda — 2.2%
Everest Re Group	56,500	5,599

Total Bermuda		5,599

Brazil — 6.0%
Amil Participacoes	612,100	6,023
Banco Bradesco ADR	248,183	3,979
Itau Unibanco Holding ADR	203,910	3,199
Petroleo Brasileiro ADR	93,900	2,210

Total Brazil		15,411

Canada — 1.1%
Rogers Communications, Cl B	78,400	2,927

Total Canada		2,927

China — 11.4%
Anhui Conch Cement, Cl H	1,334,000	4,471
China Merchants Bank, Cl H	1,563,000	3,393
China Oilfield Services, Cl H	2,901,200	4,705
China Shipping Container Lines, Cl H *	10,997,000	3,586
Industrial & Commercial Bank of China, Cl H	4,333,000	2,893
Mindray Medical International ADR	139,500	4,570
Weichai Power, Cl H *	1,174,000	5,531

Total China		29,149

Colombia — 2.1%
BanColombia ADR	79,300	5,379

Total Colombia		5,379

Czech Republic — 1.2%
Komercni Banka	16,400	3,016

Total Czech Republic		3,016

France — 0.6%
Societe Generale	64,768	1,531

Total France		1,531

Hong Kong — 2.5%
Orient Overseas International	935,200	6,389

Total Hong Kong		6,389

India — 1.1%
ICICI Bank ADR	80,200	2,718

Total India		2,718

Description	Shares	Value (000)

Ireland — 5.3%
ICON ADR *	209,700	$4,651
Shire	272,500	8,894

Total Ireland		13,545

Israel — 0.5%
Ceragon Networks *	130,100	1,203

Total Israel		1,203

Japan — 7.7%
Denso	169,900	5,493
Hitachi	783,000	4,987
Nippon Steel	1,388,000	3,459
Secom	121,900	5,768

Total Japan		19,707

Netherlands — 7.0%
Core Laboratories	85,700	11,739
KONINKLIJKE KPN	211,500	1,898
Royal Dutch Shell, Cl A	118,152	4,202

Total Netherlands		17,839

Norway — 5.9%
DNB	549,700	5,921
Norsk Hydro	797,600	3,876
StatoilHydro ADR	195,100	5,250

Total Norway		15,047

Panama — 1.5%
Carnival	118,500	3,850

Total Panama		3,850

Singapore — 1.1%
United Industrial	1,209,900	2,709

Total Singapore		2,709

South Korea — 2.1%
Hanjin Shipping	127,558	1,755
POSCO ADR	42,600	3,547

Total South Korea		5,302

Spain — 1.6%
Mapfre	1,404,917	4,059

Total Spain		4,059

Sweden — 2.3%
Getinge, Cl B	216,200	5,801

Total Sweden		5,801

Switzerland — 6.2%
Credit Suisse Group ADR	139,500	3,252
Novartis ADR	69,300	3,823
Roche Holding	28,300	5,170
Transocean	73,800	3,719

Total Switzerland		15,964

16

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Taiwan — 2.3%
Advanced Semiconductor Engineering ADR	1,178,995	$5,978

Total Taiwan		5,978

Turkey — 2.1%
Akbank	1,006,000	3,729
Turkiye Garanti Bankasi	473,100	1,738

Total Turkey		5,467

United Kingdom — 10.8%
ARM Holdings ADR	395,300	10,013
Diageo	278,032	7,003
HSBC Holdings	391,882	3,532
Rio Tinto ADR	127,600	7,155

Total United Kingdom		27,703

Total Common Stock (Cost $222,261 (000))		234,840

EXCHANGE TRADED FUNDS — 5.0%
iShares MSCI EAFE Index Fund	165,900	8,917
iShares MSCI United Kingdom Index Fund	222,400	3,903

Total Exchange Traded Funds (Cost $12,832 (000))		12,820

CASH EQUIVALENTS — 4.5% (A)
Hancock Horizon Government Money Market Fund, Institutional Class Shares, 0.010% (B)	6,773	6,773
Dreyfus Government Cash Management, 0.000%	4,687	4,687

Total Cash Equivalents (Cost $11,460 (000))		11,460

Total Investments — 101.4% (Cost $246,553 (000))		$259,120

Percentages are based on net assets of $255,574 (000).

*	Non income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2012.

(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2012 were as follows:

Balance of Shares Held as of 4/30/2012	Value of Shares Held as of 4/30/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
6,773,135	$6,773	$—	$—

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

MSCI — Morgan Stanley Capital International

Amounts designated as “—” are either $0 or have been rounded to $0.

† At April 30, 2012, the tax basis cost of the Fund’s investments was $246,553 (000), and the unrealized appreciation and depreciation were $20,510 (000) and $(7,943) (000), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2 †	Level 3	Total
Common Stock
Australia	$6,568	$—	$—	$6,568
Austria	11,979	—	—	11,979
Bermuda	5,599	—	—	5,599
Brazil	15,411	—	—	15,411
Canada	2,927	—	—	2,927
China	29,149	—	—	29,149
Colombia	5,379	—	—	5,379
Czech Republic	3,016	—	—	3,016
France	1,531	—	—	1,531
Hong Kong	6,389	—	—	6,389
India	2,718	—	—	2,718
Ireland	13,545	—	—	13,545
Israel	1,203	—	—	1,203
Japan	—	19,707	—	19,707
Netherlands	17,839	—	—	17,839
Norway	15,047	—	—	15,047
Panama	3,850	—	—	3,850
Singapore	2,709	—	—	2,709
South Korea	5,302	—	—	5,302
Spain	4,059	—	—	4,059
Sweden	5,801	—	—	5,801
Switzerland	15,964	—	—	15,964
Taiwan	5,978	—	—	5,978
Turkey	5,467	—	—	5,467
United Kingdom	27,703	—	—	27,703

Total Common Stock	215,133	19,707	—	234,840

Exchange Traded Funds	12,820	—	—	12,820
Cash Equivalents	11,460	—	—	11,460

Total Investments in Securities	$239,413	$19,707	$—	$259,120

† Represents securities trading outside the United States, the values of which were adjusted as a result of significant market movement following the close of local trading.

During the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities that had a material impact to the Fund. This does not include transfers between Level 1 and Level 2 due to the Fund utilizing a third party fair valuation vendor for securities trading outside the United States.

During the period ended April 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-0800

17

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

MUNICIPAL BONDS — 97.7%

Alabama — 2.7%
Birmingham Water Works Board, Ser A, RB
Callable 01/01/22 @ 100
3.875%, 01/01/32	$335	$333

Total Alabama		333

District of Columbia — 0.9%
Metropolitan Washington, Airports Authority, Ser C, RB
Callable 10/01/18 @ 100
5.125%, 10/01/39	100	108

Total District of Columbia		108

Louisiana — 80.7%
Ascension Parish School Board, GO
Callable 03/01/22 @ 100
3.750%, 03/01/30	600	616
Callable 03/01/22 @ 100
3.250%, 03/01/26	305	304
Bienville Parish, GO
Callable 03/01/20 @ 100
4.000%, 03/01/29	180	195
Caddo-Bossier Parishes, Port Commission Project, RB
Callable 04/01/21 @ 100
5.125%, 04/01/37	100	107
Calcasieu Parish Public Trust Authority, RB, AGM
Callable 05/01/22 @ 100
4.750%, 05/01/33	250	262
City of Baton Rouge, Ser A-2, RB, AGM
Callable 08/01/18 @ 100
4.250%, 08/01/32	100	105
Hammond, Area Recreation District No. 1 Project, RB, AGM
Callable 04/01/18 @ 100
4.750%, 04/01/26	150	161
Jefferson Davis Parish, Road Sales Tax District No. 1 Project, RB
Callable 02/01/18 @ 101
4.550%, 02/01/25	160	173
Kenner Consolidated Sewage District, RB, AGM
Callable 11/01/21 @ 100
4.375%, 11/01/29	300	314
Lafayette Consolidated Government, RB
Callable 11/01/20 @ 100
4.750%, 11/01/35	200	214
Lafayette Consolidated Government, RB, XLCA
Callable 11/01/17 @ 100
5.250%, 11/01/31	150	159
Lafayette Parish Law Enforcement District, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	280	276

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Lafayette, Consolidated Government, Public Improvement Project, RB
Callable 03/01/21 @ 100
5.000%, 03/01/29	$200	$225
Lafayette, Public Trust Financing Authority, Ragin Cajun Facilities Inc. Project, RB
Callable 10/01/19 @ 100
6.000%, 10/01/38	100	111
Lafayette, Public Trust Financing Authority, Ragin Cajun Facilities Inc. Project, RB, NATL-RE
Callable 10/01/12 @ 102
5.000%, 10/01/32	75	77
Livingston Parish School District No. 22, GO, AGM
Callable 03/01/22 @ 100
4.400%, 03/01/31	300	317
Livingston Parish Sewer District No. 2, RB, AGC
Callable 03/01/14 @ 102
5.200%, 03/01/44	105	109
Louisiana State, Gas & Fuels Tax Project, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/32	100	113
Callable 05/01/20 @ 100
5.000%, 05/01/37	165	180
Louisiana State, University & Agricultural & Mechanical College, Health Sciences Center Project, RB, NATL-RE
Callable 06/04/12 @ 100
6.375%, 05/01/31	200	200
Louisiana State, University & Agricultural & Mechanical College, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/35	100	111
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	500	505
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC
Callable 06/01/17 @ 100
4.500%, 12/01/47	100	101

18

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB
Callable 04/01/19 @ 100
5.375%, 04/01/31	$100	$111
Louisiana, Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvements Project, RB, AMBAC
Callable 05/01/17 @ 100
5.000%, 05/01/27	250	266
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	300	310
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	341
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	400	435
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman's Hospital Foundation Project, Ser B, RB
Callable 10/01/15 @ 100
6.000%, 10/01/40	125	131
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	188
Louisiana, Public Facilities Authority, Franciscan Missionaries Project, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	200	234
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE FGIC
Callable 06/01/17 @ 100
5.500%, 06/01/41	25	27

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Public Facilities Authority, Ochsner Clinic Foundation Project, Ser B, RB, Pre-Refunded @ 100
5.500%, 05/15/26 (A)	$115	$151
Louisiana, Public Facilities Authority, University of New Orleans Research & Technology Project, RB, NATL-RE
Callable 09/01/16 @ 100
5.250%, 03/01/37	100	104
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	124
Rapides Parish School District No. 52 Pineville, GO
Callable 04/01/22 @ 100
3.375%, 04/01/32	100	91
Callable 04/01/22 @ 100
3.250%, 04/01/31	200	182
Sabine Parish, Consolidated School District No. 20-South Sabine, GO
Callable 03/01/19 @ 100
4.000%, 03/01/26	210	233
St. John Baptist Parish, Marathon Oil Corp. Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	315	326
St. Martin Parish, School District Project, GO, AGM
Callable 03/01/21 @ 100
5.000%, 03/01/31	100	113
St. Mary Parish, RB
Callable 03/01/20 @ 100
5.000%, 03/01/28	100	104
St. Tammany Parish, Sales Tax District No. 3 Project, RB, CIFG
Callable 06/01/16 @ 101
5.000%, 06/01/31	200	211
St. Tammany Parish Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	255
Tangipahoa Parish, Water District Project, RB, AMBAC
Callable 04/01/17 @ 100
4.375%, 04/01/47	300	302
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB
Callable 04/01/20 @ 100
5.000%, 04/01/28	150	158
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	200	223

19

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Town of Livingston Louisiana, RB
Callable 08/01/21 @ 100
5.300%, 08/01/41	$250	$261
Zachary Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	201

Total Louisiana		10,017

Massachusetts — 1.6%
Massachusetts Water Resources Authority, Ser A, RB
Callable 08/01/16 @ 100
4.000%, 08/01/46	200	197

Total Massachusetts		197

Puerto Rico — 11.2%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/18 @ 100
5.125%, 07/01/47	250	258
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/15 @ 100
5.250%, 07/01/35	310	318
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/21 @ 100
6.000%, 07/01/40	125	135
Callable 07/01/21 @ 100
5.750%, 07/01/41	125	132
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
6.000%, 08/01/39	100	114
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB, AGM
Callable 08/01/20 @ 100
5.125%, 08/01/42	200	210
Puerto Rico Infrastructure Financing Authority, Ser C, RB, AMBAC
5.500%, 07/01/23	200	223

Total Puerto Rico		1,390

Virgin Islands — 0.6%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	70	71

Total Virgin Islands		71

Total Municipal Bonds (Cost $11,418 (000))		12,116

Description	Shares	Value (000)

CASH EQUIVALENT (B) — 1.1%
Federated Tax-Free Obligations Fund, 0.110%	142,334	$142

Total Cash Equivalent (Cost $142 (000))		142

Total Investments — 98.8% (Cost $11,560 (000)) †		$12,258

Percentages are based on net assets of $12,416 (000).

(A)	Pre-Refunded Security – The maturity date shown is the pre-refunded date.

(B)	The rate reported is the 7-day effective yield as of April 30, 2012.

AGC — American Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

CIFG — CDC IXIS Financial Guaranty

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL–RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

† At April 30, 2012, the tax basis cost of the Fund’s investments was $11,560 (000), and the unrealized appreciation and depreciation were $729 (000) and $(31) (000), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$12,116	$—	$12,116
Cash Equivalent	142	—	—	142

Total Investments in Securities	$142	$12,116	$—	$12,258

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual financial statements.

HHF-QH-009-0300

20

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

MUNICIPAL BONDS — 92.1%

District of Columbia — 1.7%
District of Columbia, United Negro College Fund Project, RB
Callable 07/01/20 @ 100
6.875%, 07/01/40	$415	$479
Washington, Convention Center Authority, Ser A, RB, AMBAC
Callable 10/01/16 @ 100
4.500%, 10/01/30	110	110

Total District of Columbia		589

Massachusetts — 3.3%
Massachusetts Water Resources Authority, Ser A, RB
Callable 08/01/16 @ 100
4.000%, 08/01/46	1,200	1,184

Total Massachusetts		1,184

Mississippi — 73.7%
Canton Public School District, COP
Callable 09/01/20 @ 100
4.750%, 09/01/30	855	885
City of Batesville Mississippi, GO
Callable 07/01/17 @ 100
3.000%, 07/01/22	275	282
Clinton Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	200	204
Gulfport Mississippi, Memorial Hospital at Gulfport Project, Ser A, RB
Callable 06/14/12 @ 100
5.750%, 07/01/31	400	400
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/34	580	635
Mississippi Business Finance, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/37	150	158
Mississippi Home, Ser A, RB, GNMA FNMA FHLMC
Callable 06/01/20 @ 100
4.550%, 12/01/31	75	78
Mississippi Hospital Equipment & Facilities Authority, Ser A, RB
Callable 08/15/17 @ 100
5.000%, 08/15/29	80	82
Mississippi State, Capital Improvement Project, Ser B, GO
Callable 12/01/17 @ 100
5.000%, 12/01/23	170	195
Mississippi, Development Bank, Attala County Project, RB
Callable 05/01/21 @ 100
5.750%, 05/01/36	120	131

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC
Callable 11/01/16 @ 100
4.650%, 11/01/27	$1,440	$1,486
Mississippi, Development Bank, Capital & Equipment Acquisition Project, Ser A-2, RB, AMBAC
5.000%, 07/01/24	264	262
Mississippi, Development Bank, Capital & Equipment Project, Ser A, RB, AMBAC
5.000%, 07/01/31	101	115
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	112
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
Callable 08/01/20 @ 100
5.250%, 08/01/27	250	281
Callable 08/01/20 @ 100
5.000%, 08/01/22	200	229
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	233
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	1,000	1,053
Mississippi, Development Bank, Greene County Regional Project, RB
4.250%, 04/01/21	250	273
4.125%, 04/01/20	200	219
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	244
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 04/01/21 @ 100
5.125%, 04/01/41	400	438
Callable 04/01/21 @ 100
4.200%, 04/01/24	400	438
Mississippi, Development Bank, Hinds Community College Project, RB, ASSURED GTY
Callable 10/01/19 @ 100
5.375%, 10/01/33	50	56
Mississippi, Development Bank, Jackson Public School District Building Project, RB, AGM
Callable 04/01/18 @ 100
5.375%, 04/01/28	250	281

21

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi, Development Bank, Jackson Redevelopment Authority Project, Ser A, RB
Callable 06/01/21 @ 100
4.500%, 06/01/31	$100	$105
Mississippi, Development Bank, Jones County Junior College Project, Ser Junior COLLEGE, RB, ASSURED GTY
Callable 03/01/19 @ 100
5.125%, 03/01/39	250	274
Callable 03/01/19 @ 100
5.000%, 03/01/33	75	83
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100
5.500%, 04/01/30	385	430
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	336
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	55
Callable 04/01/21 @ 100
5.000%, 04/01/24	105	117
Callable 04/01/21 @ 100
3.250%, 04/01/28	535	517
Mississippi, Development Bank, Lauderdale County Bond Project, RB
Callable 04/01/19 @ 100
3.375%, 04/01/26	115	116
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM
Callable 07/01/17 @ 100
5.000%, 07/01/27	450	481
Mississippi, Development Bank, Lowndes County Project, RB, AGM
Callable 12/01/20 @ 100
5.000%, 12/01/25	100	112
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
4.500%, 10/01/18	550	596
Mississippi, Development Bank, Monroe County Hospital Project, RB
Callable 07/01/19 @ 100
5.000%, 07/01/26	285	303
Mississippi, Development Bank, Municipal Energy Agency Power Supply Project, RB, XLCA
Callable 03/01/16 @ 100
5.000%, 03/01/41	450	453
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	930	952

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi, Development Bank, RB, AMBAC
Callable 03/01/16 @ 100
5.000%, 03/01/22	$175	$193
Mississippi, Development Bank, Ser A, RB, AGM
Callable 10/01/21 @ 100
5.750%, 10/01/31	710	810
Mississippi, Development Bank, Tax Increment Financing Project, TA
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	131
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	500	498
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 07/01/20 @ 100
5.250%, 07/01/30	230	256
Mississippi, Development Bank, Water & Sewer Project, Ser A, RB, AGM
Callable 09/01/21 @ 100
4.500%, 09/01/34	950	1,002
Mississippi, Development Bank, Water & Sewer System Project, RB, AGM
Callable 09/01/14 @ 100
5.000%, 09/01/29	220	231
Callable 09/01/14 @ 100
5.000%, 09/01/34	100	104
Mississippi, Development Bank, West Rankin Utility Authority Project, RB, AGM
Callable 01/01/18 @ 100
5.000%, 01/01/28	600	646
Mississippi, Hospital Equipment & Facilities Authority, Health Services Project, Ser 1, RB
Callable 10/01/20 @ 100
5.000%, 10/01/39	565	607
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100
5.000%, 08/01/41	705	762
Mississippi, State University Educational Building, Residence Hall Construction Project, RB
Callable 08/01/19 @ 100
5.250%, 08/01/33	60	66
Oxford, School District, School Improvement Project, GO
Callable 04/01/21 @ 100
4.500%, 04/01/31	500	557

22

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Ridgeland, Mississippi, Colony Park Project, TA
Callable 04/01/21 @ 100
6.375%, 04/01/31	$500	$536
State of Mississippi, Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
5.000%, 10/01/36	1,500	1,697
Callable 10/01/21 @ 100
4.000%, 10/01/36	1,000	1,033
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	948
University of Mississippi Educational Building, Student Housing Construction Project, Ser I, RB
Callable 10/01/16 @ 100
3.900%, 10/01/31	750	767
University of Mississippi Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	915	916
University of Southern Mississippi, Campus Facilities Improvement Project, RB
Callable 09/01/19 @ 100
5.250%, 09/01/32	350	394
Callable 09/01/19 @ 100
5.125%, 09/01/29	300	338

Total Mississippi		26,192

Puerto Rico — 8.5%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/18 @ 100
5.125%, 07/01/47	150	155
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36	220	240
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/15 @ 100
5.250%, 07/01/35	180	185
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/21 @ 100
5.750%, 07/01/41	275	290
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, AGM
Callable 07/01/16 @ 100
6.000%, 07/01/33	150	166
Puerto Rico Commonwealth, Public Improvement Project, Ser C, GO
Callable 07/01/21 @ 100
5.750%, 07/01/36	350	375

Description	Face Amount/ Shares (000)	Value (000)

Puerto Rico — (continued)
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/20 @ 100
5.500%, 08/01/42	$500	$540
Puerto Rico Highway & Transportation Authority, Ser K, RB
Callable 07/01/15 @ 100
5.000%, 07/01/30	500	508
Puerto Rico Infrastructure Financing Authority, Ser C, RB, AMBAC
5.500%, 07/01/23	500	557

Total Puerto Rico		3,016

Texas — 3.3%
City of Austin Texas Water & Wastewater System Revenue, RB
Callable 11/15/21 @ 100
5.000%, 11/15/41	500	559
Harris County Texas, Ser C, RB
Callable 08/15/19 @ 100
5.000%, 08/15/33	300	328
North Texas, Municipal Water District Project, RB
Callable 09/01/18 @ 100
5.000%, 09/01/38	265	292

Total Texas		1,179

Virgin Islands — 1.6%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	350	355
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Ser A, RB
Callable 10/01/20 @ 100
5.000%, 10/01/29	100	104
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub-Ser B, RB
Callable 10/01/20 @ 100
5.250%, 10/01/29	100	106

Total Virgin Islands		565

Total Municipal Bonds (Cost $30,798 (000))		32,725

CASH EQUIVALENT (A) — 4.7%
Federated Tax-Free Obligations Fund, 0.110%	1,664,172	1,664

Total Cash Equivalent (Cost $1,664 (000))		1,664

Total Investments — 96.8% (Cost $32,462 (000)) †		$34,389

Percentages are based on net assets of $35,526 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2012.

23

Schedule of Investments	April 30, 2012 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
RB	— Revenue Bond
Ser	— Series
TA	— Tax Allocation
XLCA	— XL Capital Assurance

† At April 30, 2012, the tax basis cost of the Fund’s investments was $32,462 (000), and the unrealized appreciation and depreciation were $1,956 (000) and $(29) (000), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$32,725	$—	$32,725
Cash Equivalent	1,664	—	—	1,664

Total Investments in Securities	$1,664	$32,725	$—	$34,389

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual financial statements.

HHF-QH-010-0300

24

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund II

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

By	/S/ MICHAEL LAWSON
Michael Lawson Treasurer, Controller and Chief Financial Officer

Date: June 28, 2012